FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Liabilities [Abstract]
Financial liabilities	$ 2,531,718	$ 1,121,812
Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,442,378	1,020,494
Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,074,778	659,909
1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	452,384	461,903
Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	4,556	0
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,899,348	544,842
Trade and Other Payables [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,899,348	544,842
Trade and Other Payables [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,899,348	544,842
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	588,761	576,970
Lease Liabilities [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	506,573	475,652
Lease Liabilities [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	167,619	115,067
Lease Liabilities [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	421,142	461,903
Lease Liabilities [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	$ 0
Other Loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	43,609
Other Loans and Borrowings [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	36,457
Other Loans and Borrowings [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	7,811
Other Loans and Borrowings [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	31,242
Other Loans and Borrowings [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 4,556